PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Strategic Beta ETFs | 1
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  10.2%
Diversified Telecommunication Services 1.2%
Lumen Technologies, Inc. 4,349 53,841
Verizon Communications, Inc. 16,808 920,238
Total 974,079
Entertainment 0.6%
Activision Blizzard, Inc. 3,067 279,097
Electronic Arts, Inc. 1,143 163,678
Take-Two Interactive Software, Inc.
(a)
447 89,601
World Wrestling Entertainment, Inc. Class A 185 10,421
Total 542,797
Interactive Media & Services 8.1%
Alphabet, Inc. Class A
(a)
1,211 2,212,933
Alphabet, Inc. Class C
(a)
1,197 2,197,381
Facebook, Inc. Class A
(a)
9,841 2,542,225
Total 6,952,539
Media 0.3%
DISH Network Corp. Class A
(a)
997 28,933
Fox Corp. Class A 1,361 42,436
Fox Corp. Class B 647 19,339
Interpublic Group of Cos., Inc. (The) 1,550 37,308
New York Times Co. (The) Class A 661 32,779
News Corp. Class A 1,598 31,001
News Corp. Class B 502 9,478
Nexstar Media Group, Inc. Class A 181 20,574
Omnicom Group, Inc. 850 53,023
Total 274,871
Wireless Telecommunication Services 0.0%
Telephone and Data Systems, Inc. 413 7,744
United States Cellular Corp.
(a)
57 1,777
Total 9,521
Total Communication Services 8,753,807
Consumer Discretionary  12.1%
Distributors 0.3%
Genuine Parts Co. 1,457 136,783
Pool Corp. 396 140,255
Total 277,038
Diversified Consumer Services 0.3%
Graham Holdings Co. Class B 40 22,724
Grand Canyon Education, Inc.
(a)
487 41,366
H&R Block, Inc. 2,008 34,598
Service Corp. International 1,786 90,068
Terminix Global Holdings, Inc.
(a)
1,379 65,751
Total 254,507
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc. 1,384 161,776
Extended Stay America, Inc. 1,866 27,393
Hilton Worldwide Holdings, Inc. 2,909 294,944
Wendy's Co. (The) 1,871 38,168
Wyndham Destinations, Inc. 885 39,152
Yum! Brands, Inc. 3,144 319,085
Total 880,518
Household Durables 1.3%
DR Horton, Inc. 3,440 264,192
Leggett & Platt, Inc. 1,416 58,056
Lennar Corp. Class A 2,794 232,321
Lennar Corp. Class B 161 10,777
Newell Brands, Inc. 4,047 97,209
NVR, Inc.
(a)
33 146,734
PulteGroup, Inc. 2,767 120,365
Tempur Sealy International, Inc.
(a)
1,908 50,371
Common Stocks (continued)
Issuer Shares Value ($)
Whirlpool Corp. 626 115,866
Total 1,095,891
Internet & Direct Marketing Retail 0.5%
Etsy, Inc.
(a)
1,195 237,912
Qurate Retail, Inc. Series A 3,958 49,871
Wayfair, Inc. Class A
(a)
694 188,990
Total 476,773
Leisure Products 0.1%
Brunswick Corp. 828 71,589
Multiline Retail 1.2%
Kohl's Corp. 1,681 74,065
Target Corp. 5,220 945,707
Total 1,019,772
Specialty Retail 7.3%
AutoNation, Inc.
(a)
591 42,127
Best Buy Co., Inc. 2,427 264,106
Dick's Sporting Goods, Inc. 654 43,825
Foot Locker, Inc. 1,082 47,413
Home Depot, Inc. (The) 11,191 3,030,747
L Brands, Inc. 2,473 100,799
Lowe's Cos., Inc. 7,985 1,332,297
O'Reilly Automotive, Inc.
(a)
755 321,230
TJX Cos., Inc. (The) 12,557 804,150
Tractor Supply Co. 1,175 166,545
Williams-Sonoma, Inc. 799 103,007
Total 6,256,246
Textiles, Apparel & Luxury Goods 0.1%
Carter's, Inc. 450 39,618
Hanesbrands, Inc. 3,615 55,273
Total 94,891
Total Consumer Discretionary 10,427,225
Consumer Staples  5.7%
Beverages 0.1%
Molson Coors Beverage Co. Class B 866 43,439
Food & Staples Retailing 1.3%
Kroger Co. (The) 3,761 129,754
Sprouts Farmers Market, Inc.
(a)
586 13,273
Walmart, Inc. 6,810 956,737
Total 1,099,764
Food Products 0.6%
Conagra Brands, Inc. 2,378 82,279
Flowers Foods, Inc. 949 21,789
General Mills, Inc. 2,939 170,756
Ingredion, Inc. 326 24,603
JM Smucker Co. (The) 542 63,094
Kraft Heinz Co. (The) 3,163 105,992
Tyson Foods, Inc. Class A 1,404 90,291
Total 558,804
Household Products 2.6%
Clorox Co. (The) 610 127,770
Colgate-Palmolive Co. 4,109 320,502
Kimberly-Clark Corp. 1,636 216,116
Procter & Gamble Co. (The) 11,813 1,514,545
Spectrum Brands Holdings, Inc. 203 15,341
Total 2,194,274
Personal Products 0.0%
Herbalife Nutrition Ltd.
(a)
444 22,626
Nu Skin Enterprises, Inc. Class A 256 14,815
Total 37,441
Tobacco 1.1%
Altria Group, Inc. 9,072 372,678

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2021 (Unaudited)
2 Strategic Beta ETFs |
Common Stocks (continued)
Issuer Shares Value ($)
Philip Morris International, Inc. 7,595 604,941
Total 977,619
Total Consumer Staples 4,911,341
Energy  2.3%
Energy Equipment & Services 0.1%
NOV, Inc. 6,166 76,335
Oil, Gas & Consumable Fuels 2.2%
Antero Midstream Corp. 4,458 36,110
Cimarex Energy Co. 1,552 65,464
ConocoPhillips 21,378 855,761
Devon Energy Corp. 9,329 153,555
EOG Resources, Inc. 9,235 470,616
EQT Corp. 4,485 73,150
Equitrans Midstream Corp. 6,422 42,706
HollyFrontier Corp. 2,398 68,247
Targa Resources Corp. 3,550 97,164
Total 1,862,773
Total Energy 1,939,108
Financials  10.4%
Banks 1.7%
Associated  Banc-Corp 1,337 23,986
Bank OZK 1,085 40,318
BOK Financial Corp. 274 20,238
Citigroup, Inc. 18,740 1,086,733
Citizens Financial Group, Inc. 3,795 138,290
First Citizens BancShares , Inc. Class A 53 31,587
Popular, Inc. 734 41,654
Synovus Financial Corp. 1,283 47,728
Western Alliance Bancorp 858 58,498
Total 1,489,032
Capital Markets 5.2%
BlackRock, Inc. 1,295 908,132
FactSet Research Systems, Inc. 321 97,051
Franklin Resources, Inc. 2,364 62,150
Goldman Sachs Group, Inc. (The) 2,956 801,579
Lazard Ltd. Class A 877 36,132
Moody's Corp. 1,419 377,823
Morgan Stanley 11,890 797,224
Nasdaq, Inc. 996 134,729
S&P Global, Inc. 2,117 671,089
SEI Investments Co. 1,017 53,748
State Street Corp. 3,038 212,660
T Rowe Price Group, Inc. 1,953 305,605
Virtu Financial, Inc. Class A 561 15,579
Total 4,473,501
Consumer Finance 0.8%
Ally Financial, Inc. 3,325 125,818
Capital One Financial Corp. 4,072 424,547
Credit Acceptance Corp.
(a)
89 34,333
OneMain Holdings, Inc. 573 26,679
Santander Consumer USA Holdings, Inc. 676 14,940
SLM Corp. 3,196 44,360
Total 670,677
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 3,619 89,679
Jefferies Financial Group, Inc. 2,008 46,887
Total 136,566
Insurance 2.1%
Allstate Corp. (The) 2,773 297,210
American Financial Group, Inc. 665 62,603
American National Group, Inc. 62 5,480
Arthur J Gallagher & Co. 1,643 189,619
Common Stocks (continued)
Issuer Shares Value ($)
Brighthouse Financial, Inc.
(a)
834 29,490
Brown & Brown, Inc. 2,058 88,679
CNA Financial Corp. 244 9,375
Everest Re Group Ltd. 353 74,511
First American Financial Corp. 939 49,100
Hanover Insurance Group, Inc. (The) 330 37,115
Hartford Financial Services Group, Inc. (The) 3,208 154,048
Mercury General Corp. 239 12,669
MetLife, Inc. 6,792 327,035
Principal Financial Group, Inc. 2,426 119,529
Prudential Financial, Inc. 3,524 275,859
Reinsurance Group of America, Inc. 607 63,765
Unum Group 1,820 42,279
Total 1,838,366
Mortgage Real Estate Investment Trusts (REITs) 0.3%
AGNC Investment Corp. 4,918 76,721
Annaly Capital Management, Inc. 12,256 99,519
Starwood Property Trust, Inc. 2,412 45,249
Total 221,489
Thrifts & Mortgage Finance 0.1%
MGIC Investment Corp. 3,048 35,723
New York Community Bancorp, Inc. 3,915 40,951
Rocket Cos., Inc. Class A
(a)
832 17,771
Total 94,445
Total Financials 8,924,076
Health Care  13.8%
Biotechnology 2.2%
AbbVie, Inc. 4,308 441,484
ACADIA Pharmaceuticals, Inc.
(a)
274 13,166
Acceleron Pharma, Inc.
(a)
124 14,326
Agios Pharmaceuticals, Inc.
(a)
149 6,999
Alexion Pharmaceuticals, Inc.
(a)
507 77,738
Alkermes PLC
(a)
372 7,808
Alnylam Pharmaceuticals, Inc.
(a)
271 40,780
Amgen, Inc. 1,427 344,521
Biogen, Inc.
(a)
385 108,805
BioMarin Pharmaceutical, Inc.
(a)
426 35,264
Bluebird Bio, Inc.
(a)
159 7,084
Exact Sciences Corp.
(a)
370 50,749
Exelixis , Inc.
(a)
714 15,858
Gilead Sciences, Inc. 3,024 198,374
Global Blood Therapeutics, Inc.
(a)
142 7,117
Incyte Corp.
(a)
443 39,759
Ionis Pharmaceuticals, Inc.
(a)
318 19,102
Iovance Biotherapeutics , Inc.
(a)
328 14,380
Moderna , Inc.
(a)
685 118,615
Neurocrine Biosciences, Inc.
(a)
227 24,913
Regeneron Pharmaceuticals, Inc.
(a)
235 118,402
Sage Therapeutics, Inc.
(a)
125 10,081
Sarepta Therapeutics, Inc.
(a)
171 15,287
Seagen , Inc.
(a)
287 47,146
United Therapeutics Corp.
(a)
105 17,201
Vertex Pharmaceuticals, Inc.
(a)
625 143,175
Total 1,938,134
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 8,154 1,007,753
DENTSPLY SIRONA, Inc. 1,059 56,646
Envista Holdings Corp.
(a)
792 28,148
Globus Medical, Inc. Class A
(a)
346 21,345
Hill-Rom Holdings, Inc. 320 30,733
Hologic , Inc.
(a)
1,245 99,264
Integra LifeSciences Holdings Corp.
(a)
339 22,387

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2021 (Unaudited)
Strategic Beta ETFs | 3
Common Stocks (continued)
Issuer Shares Value ($)
Medtronic PLC 6,378 710,063
STERIS PLC 406 75,966
Zimmer Biomet Holdings, Inc. 1,009 155,053
Total 2,207,358
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.
(a)
420 21,285
AmerisourceBergen Corp. 699 72,836
Cardinal Health, Inc. 1,414 75,974
CVS Health Corp. 6,252 447,956
DaVita, Inc.
(a)
406 47,652
HCA Healthcare, Inc. 1,295 210,412
Humana, Inc. 639 244,807
McKesson Corp. 780 136,087
Universal Health Services, Inc. Class B 359 44,760
Total 1,301,769
Life Sciences Tools & Services 1.8%
Avantor , Inc.
(a)
2,336 68,889
IQVIA Holdings, Inc.
(a)
901 160,198
Mettler -Toledo International, Inc.
(a)
113 131,995
PerkinElmer, Inc. 527 77,506
PRA Health Sciences, Inc.
(a)
301 37,095
Syneos Health, Inc.
(a)
358 26,617
Thermo Fisher Scientific, Inc. 1,860 948,042
Waters Corp.
(a)
291 77,019
Total 1,527,361
Pharmaceuticals 5.7%
Eli Lilly and Co. 4,018 835,623
Jazz Pharmaceuticals PLC
(a)
259 40,274
Johnson & Johnson 12,443 2,029,827
Merck & Co., Inc. 11,981 923,376
Perrigo Co. PLC 661 28,225
Pfizer, Inc. 26,750 960,325
Viatris , Inc.
(a)
5,827 99,001
Total 4,916,651
Total Health Care 11,891,273
Industrials  8.7%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc. 1,455 249,547
Air Freight & Logistics 1.0%
CH Robinson Worldwide, Inc. 897 76,747
Expeditors International of Washington, Inc. 1,122 100,442
United Parcel Service, Inc. Class B 4,699 728,345
Total 905,534
Building Products 1.0%
A O Smith Corp. 901 48,925
Fortune Brands Home & Security, Inc. 948 81,765
Johnson Controls International PLC 5,093 253,733
Lennox International, Inc. 235 64,740
Masco Corp. 1,796 97,541
Owens Corning 737 57,191
Trane Technologies PLC 1,623 232,657
Total 836,552
Commercial Services & Supplies 0.9%
Cintas Corp. 597 189,918
Republic Services, Inc. 1,408 127,452
Rollins, Inc. 3,356 120,883
Waste Management, Inc. 2,873 319,822
Total 758,075
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. 853 86,119
Quanta Services, Inc. 945 66,594
Total 152,713
Common Stocks (continued)
Issuer Shares Value ($)
Electrical Equipment 0.8%
Acuity Brands, Inc. 266 31,984
AMETEK, Inc. 1,562 176,912
Eaton Corp. PLC 2,717 319,791
GrafTech International Ltd. 469 4,549
Hubbell, Inc. 369 57,416
nVent Electric PLC 1,072 23,991
Regal Beloit Corp. 276 34,633
Total 649,276
Industrial Conglomerates 0.8%
3M Co. 3,824 671,724
Machinery 1.9%
AGCO Corp. 419 46,467
Crane Co. 330 24,975
Cummins, Inc. 1,008 236,296
Deere & Co. 1,909 551,319
Donaldson Co., Inc. 853 50,702
Fortive Corp. 2,042 134,935
ITT, Inc. 585 43,705
Otis Worldwide Corp. 2,795 180,697
Parker-Hannifin Corp. 871 230,475
Pentair PLC 1,117 60,832
Snap-on, Inc. 369 66,416
Timken Co. (The) 432 32,685
Total 1,659,504
Professional Services 0.3%
CoreLogic , Inc. 534 40,205
Equifax, Inc. 805 142,574
ManpowerGroup , Inc. 392 34,668
Robert Half International, Inc. 758 51,165
Total 268,612
Road & Rail 1.3%
Kansas City Southern 643 130,317
Landstar System, Inc. 262 36,523
Ryder System, Inc. 357 22,344
Schneider National, Inc. Class B 404 8,484
Union Pacific Corp. 4,623 912,904
Total 1,110,572
Trading Companies & Distributors 0.2%
MSC Industrial Direct Co., Inc. Class A 303 23,504
United Rentals, Inc.
(a)
496 120,533
Watsco , Inc. 222 52,945
Total 196,982
Total Industrials 7,459,091
Information Technology  28.1%
Communications Equipment 0.8%
Arista Networks, Inc.
(a)
204 62,742
Cisco Systems, Inc. 14,981 667,853
Ubiquiti, Inc. 29 8,932
Total 739,527
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.
(a)
271 26,458
Avnet, Inc. 346 12,217
SYNNEX Corp. 146 11,917
Vontier Corp.
(a)
550 17,836
Zebra Technologies Corp. Class A
(a)
182 70,585
Total 139,013
IT Services 4.6%
Accenture PLC Class A 2,251 544,562
Automatic Data Processing, Inc. 1,504 248,340
Booz Allen Hamilton Holding Corp. 474 40,371

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2021 (Unaudited)
4 Strategic Beta ETFs |
Common Stocks (continued)
Issuer Shares Value ($)
Cognizant Technology Solutions Corp. Class
A 1,903 148,339
EPAM Systems, Inc.
(a)
186 64,064
Fidelity National Information Services, Inc. 2,175 268,525
Fiserv, Inc.
(a)
1,968 202,094
FleetCor Technologies, Inc.
(a)
290 70,398
Gartner, Inc.
(a)
306 46,484
Jack Henry & Associates, Inc. 266 38,514
Leidos Holdings, Inc. 469 49,742
Mastercard , Inc. Class A 3,154 997,579
Paychex, Inc. 1,124 98,148
PayPal Holdings, Inc.
(a)
4,169 976,838
Science Applications International Corp. 204 19,590
VeriSign, Inc.
(a)
359 69,671
Western Union Co. (The) 1,427 31,779
WEX, Inc.
(a)
156 29,422
Total 3,944,460
Semiconductors & Semiconductor Equipment 2.7%
Applied Materials, Inc. 3,217 311,020
Broadcom, Inc. 1,392 627,096
Cirrus Logic, Inc.
(a)
217 20,331
First Solar, Inc.
(a)
322 31,926
Intel Corp. 15,114 838,978
KLA Corp. 544 152,358
Microchip Technology, Inc. 849 115,557
MKS Instruments, Inc. 192 30,350
Qorvo , Inc.
(a)
417 71,257
Xilinx, Inc. 860 112,290
Total 2,311,163
Software 10.7%
Adobe, Inc.
(a)
1,700 779,909
Aspen Technology, Inc.
(a)
239 32,002
Atlassian Corp. PLC Class A
(a)
439 101,466
Autodesk, Inc.
(a)
780 216,395
Cadence Design Systems, Inc.
(a)
963 125,566
Citrix Systems, Inc. 440 58,656
Crowdstrike Holdings, Inc. Class A
(a)
547 118,043
Dropbox, Inc. Class A
(a)
817 18,489
Fair Isaac Corp.
(a)
99 44,561
Fortinet, Inc.
(a)
464 67,164
Intuit, Inc. 883 318,966
Microsoft Corp. 26,078 6,049,053
Oracle Corp. 6,652 401,980
Proofpoint , Inc.
(a)
194 25,042
ServiceNow , Inc.
(a)
672 365,004
SolarWinds Corp.
(a)
163 2,740
SS&C Technologies Holdings, Inc. 800 50,304
Synopsys, Inc.
(a)
524 133,856
VMware, Inc. Class A
(a)
278 38,322
Zoom Video Communications, Inc. Class A
(a)
603 224,358
Total 9,171,876
Technology Hardware, Storage & Peripherals 9.1%
Apple, Inc. 57,323 7,564,343
Dell Technologies, Inc. Class C
(a)
890 64,872
HP, Inc. 5,055 123,039
NCR Corp.
(a)
450 15,012
NetApp, Inc. 773 51,358
Total 7,818,624
Total Information Technology 24,124,663
Materials  2.6%
Chemicals 0.8%
Chemours Co. (The) 1,499 39,484
Common Stocks (continued)
Issuer Shares Value ($)
Dow, Inc. 6,864 356,242
Eastman Chemical Co. 1,250 122,937
Mosaic Co. (The) 3,171 82,319
Scotts Miracle- Gro Co. (The) 367 81,257
Westlake Chemical Corp. 312 23,856
Total 706,095
Construction Materials 0.1%
Eagle Materials, Inc. 375 41,261
Containers & Packaging 0.9%
Amcor PLC 14,564 159,330
Avery Dennison Corp. 765 115,416
Berry Global Group, Inc.
(a)
1,220 60,231
Graphic Packaging Holding Co. 2,550 39,933
International Paper Co. 3,608 181,518
Sealed Air Corp. 1,443 60,996
Silgan Holdings, Inc. 716 26,084
Sonoco Products Co. 926 53,625
Westrock Co. 2,373 98,313
Total 795,446
Metals & Mining 0.8%
Newmont Corp. 7,410 441,636
Nucor Corp. 2,786 135,762
Reliance Steel & Aluminum Co. 585 67,907
Steel Dynamics, Inc. 1,859 63,708
Total 709,013
Total Materials 2,251,815
Real Estate  3.0%
Equity Real Estate Investment Trusts (REITs) 3.0%
American Homes 4 Rent Class A 1,350 40,810
American Tower Corp. 2,327 529,067
Brandywine Realty Trust 899 9,889
CoreSite Realty Corp. 214 28,770
Cousins Properties, Inc. 786 24,790
CubeSmart 1,006 35,049
CyrusOne , Inc. 619 45,156
Digital Realty Trust, Inc. 1,403 201,962
Duke Realty Corp. 1,937 76,628
Equinix , Inc. 461 341,122
Equity LifeStyle Properties, Inc. 900 54,756
Extra Space Storage, Inc. 664 75,557
First Industrial Realty Trust, Inc. 671 27,269
Gaming and Leisure Properties, Inc. 1,103 45,366
Highwoods Properties, Inc. 545 20,432
Invitation Homes, Inc. 2,952 87,025
Iron Mountain, Inc. 1,504 50,640
Kimco Realty Corp. 2,189 36,140
Lamar Advertising Co. Class A 455 36,755
Public Storage 785 178,682
SBA Communications Corp. 582 156,366
Simon Property Group, Inc. 1,757 163,278
SL Green Realty Corp. 405 27,329
Ventas, Inc. 1,959 90,251
Weingarten Realty Investors 656 14,767
Weyerhaeuser Co. 3,908 121,890
WP Carey, Inc. 897 59,561
Total 2,579,307
Total Real Estate 2,579,307
Utilities  2.6%
Electric Utilities 1.3%
Entergy Corp. 1,834 174,835
Evergy , Inc. 2,057 110,523
Exelon Corp. 8,855 368,014

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2021 (Unaudited)
Strategic Beta ETFs | 5
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
NRG Energy, Inc. 2,257 93,462
Pinnacle West Capital Corp. 1,033 77,733
Xcel Energy, Inc. 4,790 306,512
Total 1,131,079
Gas Utilities 0.0%
National Fuel Gas Co. 792 31,886
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 5,920 144,389
Vistra Corp. 4,565 91,163
Total 235,552
Multi-Utilities 1.0%
DTE Energy Co. 1,732 205,623
MDU Resources Group, Inc. 1,808 47,533
Public Service Enterprise Group, Inc. 4,603 259,747
Sempra Energy 2,651 328,088
Total 840,991
Total Utilities 2,239,508
Total Common Stocks
(Cost $73,147,870) 85,501,214
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 0.006%
(b)
338,386 338,386
Total Money Market Funds
(Cost $338,386) 338,386
Total Investments in Securities
(Cost $73,486,256) 85,839,600
Other Assets & Liabilities, Net 70,883
Net Assets 85,910,483
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at January 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT305_10_L01_(03/21)
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